Utility Plant and Leases - Schedule of Future Minimum Lease Payments for Capital Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 1,469
2017	869
2018	494
2019	21
2020	0
Thereafter	0
Future minimum lease payments due	2,853
Less: amount representing interest	(223)
Total minimum lease payments	$ 2,630